Stock Options Oustanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
[custom:OutstandingOptionsNumber170To193-0] | shares	829,922
[custom:OutstandingOptionsAggregateIntrinsicValue170To193-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears170To193]	4 years 2 months 23 days
[custom:ExercisableOptionsNumber170To193-0] | shares	739,921
[custom:ExercisableOptionsWeightedAverageExercisePrice170To193-0]	$ 1.84
[custom:ExercisableOptionsAggregateIntrinsicValue170To193-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears170To193]	3 years 6 months 21 days
[custom:OutstandingOptionsNumber239-0] | shares	3,369,643
[custom:OutstandingOptionsAggregateIntrinsicValue239-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears239]	6 years 1 month 17 days
[custom:ExercisableOptionsNumber239-0] | shares	3,369,643
[custom:ExercisableOptionsWeightedAverageExercisePrice239-0]	$ 2.39
[custom:ExercisableOptionsAggregateIntrinsicValue239-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears239]	6 years 1 month 17 days
[custom:OutstandingOptionsNumber315To326-0] | shares	430,000
[custom:OutstandingOptionsAggregateIntrinsicValue315To326-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears315To326]	3 years 11 months 12 days
[custom:ExercisableOptionsNumber315To326-0] | shares	430,000
[custom:ExercisableOptionsWeightedAverageExercisePrice315To326-0]	$ 3.21
[custom:ExercisableOptionsAggregateIntrinsicValue315To326-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears315To326]	3 years 11 months 12 days
Outstanding Options Number Total | shares	4,629,565
Outstanding Options Aggregate Intrinsic Value Total | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years Total	5 years 7 months 2 days
Exercisable Options Number Total | shares	4,539,564
Exercisable Options Weighted Average Exercise Price Total	$ 2.38
Exercisable Options Aggregate Intrinsic Value Total | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years Total	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	26.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	4900.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Range 170to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.82
Range 239 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39
Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21
Range 170to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.36
Minimum [Member] | Range 170to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.70
Minimum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15
Minimum [Member] | Range 170to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.70
Maximum [Member] | Range 170to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93
Maximum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.26
Maximum [Member] | Range 170to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.26